UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21611

Name of Fund:   S&P 500(R) GEARED(SM) Fund Inc. (GRE)

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service:  Mitchell M. Cox, Chief Executive
     Officer, S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -  Schedule of Investments

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.6%                   Boeing Co.                                                    3,235          $ 185,527
                                             General Dynamics Corp.                                        1,754            129,129
                                             Goodrich Corp.                                                  528             21,965
                                             Honeywell International, Inc.                                 3,246            134,871
                                             L-3 Communications Holdings, Inc.                               546             53,683
                                             Lockheed Martin Corp.                                         1,453            159,351
                                             Northrop Grumman Corp.                                        1,465             88,691
                                             Precision Castparts Corp.                                       603             47,504
                                             Raytheon Co.                                                  1,855             99,261
                                             Rockwell Collins, Inc.                                          705             33,903
                                             United Technologies Corp.                                     4,262            255,976
                                                                                                                     ---------------
                                                                                                                          1,209,861
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%               C.H. Robinson Worldwide, Inc.                                   766             39,035
                                             Expeditors International Washington, Inc.                       910             31,704
                                             FedEx Corp.                                                   1,383            109,312
                                             United Parcel Service, Inc. Class B                           4,453            280,049
                                                                                                                     ---------------
                                                                                                                            460,100
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                              Southwest Airlines Co.                                        3,200             46,432
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                       The Goodyear Tire & Rubber Co. (a)                            1,016             15,555
                                             Johnson Controls, Inc.                                        2,604             78,979
                                                                                                                     ---------------
                                                                                                                             94,534
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                           Ford Motor Co. (a)                                            9,807             50,996
                                             General Motors Corp.                                          2,557             24,164
                                             Harley-Davidson, Inc.                                         1,031             38,456
                                                                                                                     ---------------
                                                                                                                            113,616
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.7%                             Anheuser-Busch Cos., Inc.                                     3,173            205,864
                                             Brown-Forman Corp. Class B                                      328             23,554
                                             The Coca-Cola Co.                                             8,744            462,383
                                             Coca-Cola Enterprises, Inc.                                   1,337             22,421
                                             Constellation Brands, Inc. Class A (a)                          896             19,228
                                             Molson Coors Brewing Co. Class B                                643             30,060
                                             Pepsi Bottling Group, Inc.                                      600             17,502
                                             PepsiCo, Inc.                                                 6,894            491,335
                                                                                                                     ---------------
                                                                                                                          1,272,347
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.6%                         Amgen, Inc. (a)                                               4,659            276,139
                                             Biogen Idec, Inc. (a)                                         1,293             65,025
                                             Celgene Corp. (a)                                             1,985            125,611
                                             Genzyme Corp. (a)                                             1,193             96,502
                                             Gilead Sciences, Inc. (a)                                     4,046            184,417
                                                                                                                     ---------------
                                                                                                                            747,694
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                     Masco Corp.                                                   1,596             28,632
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%                       American Capital Ltd.                                           900             22,959
                                             Ameriprise Financial, Inc.                                      955             36,481
                                             The Bank of New York Mellon Corp.                             5,005            163,063
                                             The Charles Schwab Corp.                                      4,100            106,600
                                             E*Trade Financial Corp. (a)                                   2,139              5,989
                                             Federated Investors, Inc. Class B                               350             10,098

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                             Franklin Resources, Inc.                                        682          $  60,105
                                             The Goldman Sachs Group, Inc.                                 1,920            245,760
                                             Invesco Ltd. (b)                                              1,700             35,666
                                             Janus Capital Group, Inc.                                       673             16,340
                                             Legg Mason, Inc.                                                606             23,064
                                             Merrill Lynch & Co., Inc. (c)                                 6,740            170,522
                                             Morgan Stanley                                                4,861            111,803
                                             Northern Trust Corp.                                            956             69,023
                                             State Street Corp.                                            1,900            108,072
                                             T. Rowe Price Group, Inc.                                     1,121             60,209
                                                                                                                     ---------------
                                                                                                                          1,245,754
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                             Air Products & Chemicals, Inc.                                  915             62,668
                                             Ashland, Inc.                                                   280              8,187
                                             CF Industries Holdings, Inc.                                    255             23,322
                                             The Dow Chemical Co.                                          4,096            130,171
                                             E.I. du Pont de Nemours & Co.                                 3,941            158,822
                                             Eastman Chemical Co.                                            317             17,454
                                             Ecolab, Inc.                                                    798             38,719
                                             Hercules, Inc.                                                  500              9,895
                                             International Flavors & Fragrances, Inc.                        319             12,588
                                             Monsanto Co.                                                  2,419            239,433
                                             PPG Industries, Inc.                                            716             41,757
                                             Praxair, Inc.                                                 1,400            100,436
                                             Rohm & Haas Co.                                                 533             37,310
                                             Sigma-Aldrich Corp.                                             573             30,037
                                                                                                                     ---------------
                                                                                                                            910,799
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.9%                      BB&T Corp.                                                    2,400             90,720
                                             Comerica, Inc.                                                  686             22,494
                                             Fifth Third Bancorp                                           2,581             30,714
                                             First Horizon National Corp.                                    848              7,939
                                             Huntington Bancshares, Inc.                                   1,539             12,297
                                             KeyCorp                                                       2,114             25,241
                                             M&T Bank Corp.                                                  326             29,096
                                             Marshall & Ilsley Corp.                                       1,168             23,535
                                             National City Corp.                                           3,434              6,010
                                             The PNC Financial Services Group, Inc.                        1,524            113,843
                                             Regions Financial Corp.                                       3,075             29,520
                                             SunTrust Banks, Inc.                                          1,537             69,150
                                             U.S. Bancorp                                                  7,663            276,021
                                             Wachovia Corp.                                                9,451             33,079
                                             Wells Fargo & Co.                                            14,555            546,249
                                             Zions Bancorporation                                            488             18,886
                                                                                                                     ---------------
                                                                                                                          1,334,794
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                        Allied Waste Industries, Inc. (a)                             1,420             15,776
Supplies - 0.4%                              Avery Dennison Corp.                                            441             19,616
                                             Cintas Corp.                                                    600             17,226

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                             Pitney Bowes, Inc.                                              884          $  29,402
                                             R.R. Donnelley & Sons Co.                                       900             22,077
                                             Waste Management, Inc.                                        2,137             67,294
                                                                                                                     ---------------
                                                                                                                            171,391
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.5%              Ciena Corp. (a)                                                 328              3,306
                                             Cisco Systems, Inc. (a)                                      25,984            586,199
                                             Corning, Inc.                                                 6,889            107,744
                                             Harris Corp.                                                    572             26,426
                                             JDS Uniphase Corp. (a)                                          950              8,037
                                             Juniper Networks, Inc. (a)                                    2,362             49,767
                                             Motorola, Inc.                                               10,000             71,400
                                             QUALCOMM, Inc.                                                7,218            310,157
                                             Tellabs, Inc. (a)                                             1,865              7,572
                                                                                                                     ---------------
                                                                                                                          1,170,608
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.2%               Apple, Inc. (a)                                               3,897            442,933
                                             Dell, Inc. (a)                                                7,623            125,627
                                             EMC Corp. (a)                                                 9,058            108,334
                                             Hewlett-Packard Co.                                          10,773            498,144
                                             International Business Machines Corp.                         5,959            696,965
                                             Lexmark International, Inc. Class A (a)                         400             13,028
                                             NetApp, Inc. (a)                                              1,480             26,980
                                             QLogic Corp. (a)                                                600              9,216
                                             SanDisk Corp. (a)                                               982             19,198
                                             Sun Microsystems, Inc. (a)                                    3,405             25,878
                                             Teradata Corp. (a)                                              800             15,600
                                                                                                                     ---------------
                                                                                                                          1,981,903
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%            Fluor Corp.                                                     801             44,616
                                             Jacobs Engineering Group, Inc. (a)                              525             28,513
                                                                                                                     ---------------
                                                                                                                             73,129
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                Vulcan Materials Co.                                            472             35,164
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                      American Express Co.                                          5,100            180,693
                                             Capital One Financial Corp.                                   1,650             84,150
                                             Discover Financial Services, Inc.                             2,059             28,455
                                             SLM Corp. (a)                                                 2,040             25,174
                                                                                                                     ---------------
                                                                                                                            318,472
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                Ball Corp.                                                      400             15,796
                                             Bemis Co.                                                       400             10,484
                                             Pactiv Corp. (a)                                                600             14,898
                                             Sealed Air Corp.                                                700             15,393
                                                                                                                     ---------------
                                                                                                                             56,571
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                          Genuine Parts Co.                                               742             29,836
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                         Apollo Group, Inc. Class A (a)                                  479             28,405
Services - 0.1%                              H&R Block, Inc.                                               1,424             32,396
                                                                                                                     ---------------
                                                                                                                             60,801
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                        Bank of America Corp. (d)                                    20,058            702,030
Services - 4.7%                              CIT Group, Inc.                                               1,326              9,229
                                             CME Group, Inc.                                                 298            110,710

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                             Citigroup, Inc.                                              23,953          $ 491,276
                                             IntercontinentalExchange, Inc. (a)                              322             25,979
                                             JPMorgan Chase & Co.                                         16,439            767,701
                                             Leucadia National Corp.                                         784             35,625
                                             Moody's Corp.                                                   860             29,240
                                             NYSE Euronext                                                 1,152             45,135
                                                                                                                     ---------------
                                                                                                                          2,216,925
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                AT&T Inc. (d)                                                25,938            724,189
Services - 2.6%                              CenturyTel, Inc.                                                461             16,896
                                             Embarq Corp.                                                    656             26,601
                                             Frontier Communications Corp.                                 1,400             16,100
                                             Qwest Communications International Inc.                       6,738             21,764
                                             Verizon Communications, Inc.                                 12,526            401,959
                                             Windstream Corp.                                              2,044             22,361
                                                                                                                     ---------------
                                                                                                                          1,229,870
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.0%                    Allegheny Energy, Inc.                                          733             26,952
                                             American Electric Power Co., Inc.                             1,734             64,210
                                             Duke Energy Corp.                                             5,599             97,591
                                             Edison International                                          1,443             57,576
                                             Entergy Corp.                                                   857             76,282
                                             Exelon Corp.                                                  2,877            180,158
                                             FPL Group, Inc.                                               1,800             90,540
                                             FirstEnergy Corp.                                             1,346             90,169
                                             PPL Corp.                                                     1,612             59,676
                                             Pepco Holdings, Inc.                                            897             20,550
                                             Pinnacle West Capital Corp.                                     408             14,039
                                             Progress Energy, Inc.                                         1,124             48,478
                                             The Southern Co.                                              3,356            126,488
                                                                                                                     ---------------
                                                                                                                            952,709
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                  Cooper Industries Ltd. Class A                                  792             31,640
                                             Emerson Electric Co.                                          3,400            138,686
                                             Rockwell Automation, Inc.                                       665             24,831
                                                                                                                     ---------------
                                                                                                                            195,157
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                       Agilent Technologies, Inc. (a)                                1,566             46,447
Instruments - 0.3%                           Amphenol Corp. Class A                                          900             36,126
                                             Jabil Circuit, Inc.                                             859              8,195
                                             Molex, Inc.                                                     600             13,470
                                             Tyco Electronics Ltd.                                         2,072             57,311
                                                                                                                     ---------------
                                                                                                                            161,549
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                           BJ Services Co.                                               1,300             24,869
Services - 2.5%                              Baker Hughes, Inc.                                            1,375             83,242
                                             Cameron International Corp. (a)                                 929             35,804
                                             ENSCO International, Inc.                                       623             35,903
                                             Halliburton Co.                                               3,821            123,762
                                             Nabors Industries Ltd. (a)                                    1,273             31,723
                                             National Oilwell Varco, Inc. (a)                              1,819             91,368
                                             Noble Corp.                                                   1,200             52,680

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                             Rowan Cos., Inc.                                                467          $  14,267
                                             Schlumberger Ltd.                                             5,277            412,081
                                             Smith International, Inc.                                       931             54,594
                                             Transocean, Inc.                                              1,413            155,204
                                             Weatherford International Ltd. (a)                            2,958             74,364
                                                                                                                     ---------------
                                                                                                                          1,189,861
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.8%              CVS Caremark Corp.                                            6,313            212,496
                                             Costco Wholesale Corp.                                        1,911            124,081
                                             The Kroger Co.                                                2,923             80,324
                                             SUPERVALU, Inc.                                                 903             19,595
                                             SYSCO Corp.                                                   2,611             80,497
                                             Safeway, Inc.                                                 1,919             45,519
                                             Wal-Mart Stores, Inc.                                         9,863            590,695
                                             Walgreen Co.                                                  4,316            133,623
                                             Whole Foods Market, Inc.                                        600             12,018
                                                                                                                     ---------------
                                                                                                                          1,298,848
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.7%                         Archer-Daniels-Midland Co.                                    2,800             61,348
                                             Campbell Soup Co.                                               900             34,740
                                             ConAgra Foods, Inc.                                           2,000             38,920
                                             Dean Foods Co. (a)                                              636             14,857
                                             General Mills, Inc.                                           1,461            100,400
                                             H.J. Heinz Co.                                                1,399             69,908
                                             The Hershey Co.                                                 755             29,853
                                             Kellogg Co.                                                   1,100             61,710
                                             Kraft Foods, Inc.                                             6,678            218,705
                                             McCormick & Co., Inc.                                           599             23,032
                                             Sara Lee Corp.                                                3,178             40,138
                                             Tyson Foods, Inc. Class A                                     1,260             15,044
                                             Wm. Wrigley Jr. Co.                                             932             74,001
                                                                                                                     ---------------
                                                                                                                            782,656
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                         Nicor, Inc.                                                     200              8,870
                                             Questar Corp.                                                   792             32,409
                                                                                                                     ---------------
                                                                                                                             41,279
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                      Baxter International, Inc.                                    2,742            179,957
Supplies - 2.2%                              Becton Dickinson & Co.                                        1,056             84,754
                                             Boston Scientific Corp. (a)                                   6,537             80,209
                                             C.R. Bard, Inc.                                                 424             40,225
                                             Covidien Ltd.                                                 2,187            117,573
                                             Hospira, Inc. (a)                                               700             26,740
                                             Intuitive Surgical, Inc. (a)                                    170             40,967
                                             Medtronic, Inc.                                               4,963            248,646
                                             St. Jude Medical, Inc. (a)                                    1,481             64,409
                                             Stryker Corp.                                                 1,068             66,536
                                             Varian Medical Systems, Inc. (a)                                533             30,450
                                             Zimmer Holdings, Inc. (a)                                       998             64,431
                                                                                                                     ---------------
                                                                                                                          1,044,897
------------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                      Aetna, Inc.                                                   2,100          $  75,831
Services - 1.9%                              AmerisourceBergen Corp.                                         724             27,259
                                             Cardinal Health, Inc.                                         1,558             76,778
                                             Cigna Corp.                                                   1,207             41,014
                                             Coventry Health Care, Inc. (a)                                  656             21,353
                                             DaVita, Inc. (a)                                                476             27,137
                                             Express Scripts, Inc. (a)                                     1,097             80,981
                                             Humana, Inc. (a)                                                761             31,353
                                             Laboratory Corp. of America Holdings (a)                        492             34,194
                                             McKesson Corp.                                                1,234             66,402
                                             Medco Health Solutions, Inc. (a)                              2,217             99,765
                                             Patterson Cos., Inc. (a)                                        432             13,137
                                             Quest Diagnostics, Inc.                                         700             36,169
                                             Tenet Healthcare Corp. (a)                                    1,947             10,806
                                             UnitedHealth Group, Inc.                                      5,386            136,751
                                             WellPoint, Inc. (a)                                           2,266            105,981
                                                                                                                     ---------------
                                                                                                                            884,911
------------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                IMS Health, Inc.                                                846             15,998
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                        Carnival Corp.                                                1,901             67,200
Leisure - 1.3%                               Darden Restaurants, Inc.                                        600             17,178
                                             International Game Technology                                 1,400             24,052
                                             Marriott International, Inc. Class A                          1,339             34,935
                                             McDonald's Corp.                                              4,947            305,230
                                             Starbucks Corp. (a)                                           3,175             47,212
                                             Starwood Hotels & Resorts Worldwide, Inc.                       845             23,778
                                             Wyndham Worldwide Corp.                                         760             11,940
                                             Yum! Brands, Inc.                                             2,050             66,851
                                                                                                                     ---------------
                                                                                                                            598,376
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                    Black & Decker Corp.                                            280             17,010
                                             Centex Corp.                                                    500              8,100
                                             D.R. Horton, Inc.                                             1,200             15,624
                                             Fortune Brands, Inc.                                            680             39,005
                                             Harman International Industries, Inc.                           281              9,574
                                             KB Home                                                         300              5,904
                                             Leggett & Platt, Inc.                                           747             16,277
                                             Lennar Corp. Class A                                            597              9,068
                                             Newell Rubbermaid, Inc.                                       1,200             20,712
                                             Pulte Homes, Inc.                                               981             13,705
                                             Snap-On, Inc.                                                   274             14,429
                                             The Stanley Works                                               321             13,399
                                             Whirlpool Corp.                                                 318             25,214
                                                                                                                     ---------------
                                                                                                                            208,021
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.7%                    Clorox Co.                                                      600             37,614
                                             Colgate-Palmolive Co.                                         2,208            166,373
                                             Kimberly-Clark Corp.                                          1,832            118,787
                                             The Procter & Gamble Co.                                     13,364            931,337
                                                                                                                     ---------------
                                                                                                                          1,254,111
------------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                           Affiliated Computer Services, Inc. Class A (a)                  406          $  20,556
                                             Automatic Data Processing, Inc.                               2,238             95,674
                                             Cognizant Technology Solutions Corp. (a)                      1,300             29,679
                                             Computer Sciences Corp. (a)                                     691             27,771
                                             Convergys Corp. (a)                                             576              8,513
                                             Fidelity National Information Services, Inc.                    800             14,768
                                             Fiserv, Inc. (a)                                                712             33,692
                                             MasterCard, Inc. Class A                                        322             57,100
                                             Paychex, Inc.                                                 1,447             47,794
                                             Total System Services, Inc.                                     900             14,760
                                             Unisys Corp. (a)                                              1,600              4,400
                                             The Western Union Co.                                         3,229             79,659
                                                                                                                     ---------------
                                                                                                                            434,366
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                The AES Corp. (a)                                             2,900             33,901
Energy Traders - 0.1%                        Constellation Energy Group, Inc.                                824             20,023
                                             Dynegy, Inc. Class A (a)                                      2,270              8,127
                                                                                                                     ---------------
                                                                                                                             62,051
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.1%              3M Co.                                                        3,092            211,215
                                             General Electric Co.                                         43,758          1,115,829
                                             Textron, Inc.                                                 1,100             32,208
                                             Tyco International Ltd.                                       2,092             73,262
                                                                                                                     ---------------
                                                                                                                          1,432,514
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.9%                             AON Corp.                                                     1,244             55,930
                                             Aflac, Inc.                                                   2,075            121,906
                                             The Allstate Corp.                                            2,409            111,103
                                             American International Group, Inc.                           11,714             39,008
                                             Assurant, Inc.                                                  497             27,335
                                             Chubb Corp.                                                   1,589             87,236
                                             Cincinnati Financial Corp.                                      751             21,358
                                             Genworth Financial, Inc. Class A                              1,900             16,359
                                             Hartford Financial Services Group, Inc.                       1,347             55,214
                                             Lincoln National Corp.                                        1,145             49,017
                                             Loews Corp.                                                   1,561             61,644
                                             MBIA, Inc.                                                      900             10,710
                                             Marsh & McLennan Cos., Inc.                                   2,252             71,524
                                             MetLife, Inc.                                                 3,040            170,240
                                             Principal Financial Group, Inc.                               1,117             48,578
                                             The Progressive Corp.                                         3,031             52,739
                                             Prudential Financial, Inc.                                    1,892            136,224
                                             Torchmark Corp.                                                 372             22,246
                                             The Travelers Cos., Inc.                                      2,620            118,424
                                             UnumProvident Corp.                                           1,500             37,650
                                             XL Capital Ltd. Class A                                       1,400             25,116
                                                                                                                     ---------------
                                                                                                                          1,339,561
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%             Amazon.com, Inc. (a)                                          1,399            101,791
                                             Expedia, Inc. (a)                                               900             13,599
                                                                                                                     ---------------
                                                                                                                            115,390
------------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.4%          Akamai Technologies, Inc. (a)                                   738          $  12,871
                                             eBay, Inc. (a)                                                4,839            108,297
                                             Google, Inc. Class A (a)                                      1,050            420,546
                                             VeriSign, Inc. (a)                                              881             22,976
                                             Yahoo! Inc. (a)                                               6,061            104,855
                                                                                                                     ---------------
                                                                                                                            669,545
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                          Eastman Kodak Co.                                             1,300             19,994
Products - 0.2%                              Hasbro, Inc.                                                    573             19,895
                                             Mattel, Inc.                                                  1,600             28,864
                                                                                                                     ---------------
                                                                                                                             68,753
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                        Applied Biosystems, Inc.                                        777             26,612
Services - 0.4%                              Millipore Corp. (a)                                             259             17,819
                                             PerkinElmer, Inc.                                               500             12,485
                                             Thermo Fisher Scientific, Inc. (a)                            1,863            102,465
                                             Waters Corp. (a)                                                419             24,377
                                                                                                                     ---------------
                                                                                                                            183,758
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                             Caterpillar, Inc.                                             2,659            158,476
                                             Cummins, Inc.                                                   877             38,342
                                             Danaher Corp.                                                 1,106             76,756
                                             Deere & Co.                                                   1,895             93,803
                                             Dover Corp.                                                     855             34,670
                                             Eaton Corp.                                                     730             41,011
                                             ITT Corp.                                                       809             44,988
                                             Illinois Tool Works, Inc.                                     1,754             77,965
                                             Ingersoll-Rand Co. Class A                                    1,407             43,856
                                             Manitowoc Co.                                                   593              9,221
                                             PACCAR, Inc.                                                  1,575             60,149
                                             Pall Corp.                                                      500             17,195
                                             Parker Hannifin Corp.                                           756             40,068
                                             Terex Corp. (a)                                                 406             12,391
                                                                                                                     ---------------
                                                                                                                            748,891
------------------------------------------------------------------------------------------------------------------------------------
Media - 2.5%                                 CBS Corp. Class B                                             2,950             43,011
                                             Comcast Corp. Class A                                        12,898            253,188
                                             The DIRECTV Group, Inc. (a)                                   2,586             67,676
                                             Gannett Co., Inc.                                             1,000             16,910
                                             Interpublic Group of Cos., Inc. (a)                           2,000             15,500
                                             The McGraw-Hill Cos., Inc.                                    1,423             44,981
                                             Meredith Corp.                                                  186              5,215
                                             The New York Times Co. Class A                                  568              8,117
                                             News Corp. Class A                                           10,010            120,020
                                             Omnicom Group Inc.                                            1,380             53,213
                                             Scripps Networks Interactive                                    400             14,524
                                             Time Warner, Inc.                                            15,761            206,627
                                             Viacom, Inc. Class B (a)                                      2,770             68,807
                                             Walt Disney Co.                                               8,288            254,359
                                             The Washington Post Co. Class B                                  24             13,362
                                                                                                                     ---------------
                                                                                                                          1,185,510
------------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                       AK Steel Holding Corp.                                          500          $  12,960
                                             Alcoa, Inc.                                                   3,615             81,627
                                             Allegheny Technologies, Inc.                                    423             12,500
                                             Freeport-McMoRan Copper & Gold, Inc. Class B                  1,677             95,337
                                             Newmont Mining Corp.                                          2,005             77,714
                                             Nucor Corp.                                                   1,373             54,234
                                             Titanium Metals Corp.                                           400              4,536
                                             United States Steel Corp.                                       509             39,503
                                                                                                                     ---------------
                                                                                                                            378,411
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%                       Ameren Corp.                                                    894             34,893
                                             CMS Energy Corp.                                                900             11,223
                                             CenterPoint Energy, Inc.                                      1,415             20,617
                                             Consolidated Edison, Inc.                                     1,200             51,552
                                             DTE Energy Co.                                                  747             29,970
                                             Dominion Resources, Inc.                                      2,581            110,415
                                             Integrys Energy Group, Inc.                                     312             15,581
                                             NiSource, Inc.                                                1,200             17,712
                                             PG&E Corp.                                                    1,546             57,898
                                             Public Service Enterprise Group, Inc.                         2,200             72,138
                                             Sempra Energy                                                 1,097             55,366
                                             TECO Energy, Inc.                                               900             14,157
                                             Xcel Energy, Inc.                                             1,905             38,081
                                                                                                                     ---------------
                                                                                                                            529,603
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.8%                      Big Lots, Inc. (a)                                              347              9,657
                                             Dillard's, Inc. Class A                                         300              3,540
                                             Family Dollar Stores, Inc.                                      600             14,220
                                             J.C. Penney Co., Inc.                                           958             31,940
                                             Kohl's Corp. (a)                                              1,357             62,531
                                             Macy's, Inc.                                                  1,866             33,551
                                             Nordstrom, Inc.                                                 724             20,866
                                             Sears Holdings Corp. (a)                                        257             24,030
                                             Target Corp.                                                  3,338            163,729
                                                                                                                     ---------------
                                                                                                                            364,064
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                    Xerox Corp.                                                   3,921             45,209
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -                Anadarko Petroleum Corp.                                      2,038             98,863
10.3%                                        Apache Corp.                                                  1,461            152,353
                                             Cabot Oil & Gas Corp. Class A                                   429             15,504
                                             Chesapeake Energy Corp.                                       2,292             82,191
                                             Chevron Corp.                                                 9,037            745,372
                                             ConocoPhillips                                                6,689            489,969
                                             Consol Energy, Inc.                                             819             37,584
                                             Devon Energy Corp.                                            1,956            178,387
                                             EOG Resources, Inc.                                           1,086             97,154
                                             El Paso Corp.                                                 3,051             38,931
                                             Exxon Mobil Corp.                                            22,847          1,774,298
                                             Hess Corp.                                                    1,235            101,369
                                             Marathon Oil Corp.                                            3,115            124,195

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                             Massey Energy Co.                                               352          $  12,556
                                             Murphy Oil Corp.                                                856             54,904
                                             Noble Energy, Inc.                                              779             43,305
                                             Occidental Petroleum Corp.                                    3,594            253,197
                                             Peabody Energy Corp.                                          1,182             53,190
                                             Pioneer Natural Resources Co.                                   600             31,368
                                             Range Resources Corp.                                           699             29,966
                                             Southwestern Energy Co. (a)                                   1,486             45,382
                                             Spectra Energy Corp.                                          2,699             64,236
                                             Sunoco, Inc.                                                    500             17,790
                                             Tesoro Corp.                                                    651             10,735
                                             Valero Energy Corp.                                           2,325             70,448
                                             Williams Cos., Inc.                                           2,582             61,064
                                             XTO Energy, Inc.                                              2,396            111,462
                                                                                                                     ---------------
                                                                                                                          4,795,773
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%               International Paper Co.                                       1,900             49,742
                                             MeadWestvaco Corp.                                              798             18,601
                                             Weyerhaeuser Co.                                                908             55,007
                                                                                                                     ---------------
                                                                                                                            123,350
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                     Avon Products, Inc.                                           1,900             78,983
                                             The Estee Lauder Cos., Inc. Class A                             500             24,955
                                                                                                                     ---------------
                                                                                                                            103,938
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.4%                       Abbott Laboratories                                           6,781            390,450
                                             Allergan, Inc.                                                1,369             70,503
                                             Barr Pharmaceuticals, Inc. (a)                                  467             30,495
                                             Bristol-Myers Squibb Co.                                      8,652            180,394
                                             Eli Lilly & Co.                                               4,401            193,776
                                             Forest Laboratories, Inc. (a)                                 1,371             38,772
                                             Johnson & Johnson                                            12,292            851,590
                                             King Pharmaceuticals, Inc. (a)                                1,013              9,705
                                             Merck & Co., Inc.                                             9,424            297,421
                                             Mylan, Inc. (a)                                               1,300             14,846
                                             Pfizer, Inc.                                                 29,652            546,783
                                             Schering-Plough Corp.                                         7,111            131,340
                                             Watson Pharmaceuticals, Inc. (a)                                429             12,227
                                             Wyeth                                                         5,865            216,653
                                                                                                                     ---------------
                                                                                                                          2,984,955
------------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.1%                 Equifax, Inc.                                                   595             20,498
                                             Monster Worldwide, Inc. (a)                                     568              8,469
                                             Robert Half International, Inc.                                 700             17,325
                                                                                                                     ---------------
                                                                                                                             46,292
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                Apartment Investment & Management Co. Class A                   408             14,288
(REITs) - 1.2%                               AvalonBay Communities, Inc.                                     326             32,085
                                             Boston Properties, Inc.                                         514             48,141
                                             Developers Diversified Realty Corp.                             500             15,845
                                             Equity Residential                                            1,200             53,292
                                             General Growth Properties, Inc.                               1,045             15,780

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                             HCP, Inc.                                                     1,079          $  43,300
                                             Host Marriott Corp.                                           2,223             29,544
                                             Kimco Realty Corp.                                            1,029             38,011
                                             Plum Creek Timber Co., Inc.                                     775             38,642
                                             ProLogis                                                      1,131             46,676
                                             Public Storage                                                  538             53,267
                                             Simon Property Group, Inc.                                      977             94,769
                                             Vornado Realty Trust                                            600             54,570
                                                                                                                     ---------------
                                                                                                                            578,210
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%  CB Richard Ellis Group, Inc. (a)                                800             10,696
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%                           Burlington Northern Santa Fe Corp.                            1,255            116,000
                                             CSX Corp.                                                     1,800             98,226
                                             Norfolk Southern Corp.                                        1,655            109,578
                                             Ryder System, Inc.                                              263             16,306
                                             Union Pacific Corp.                                           2,241            159,470
                                                                                                                     ---------------
                                                                                                                            499,580
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor               Advanced Micro Devices, Inc. (a)                              2,700             14,175
Equipment - 2.2%                             Altera Corp.                                                  1,369             28,311
                                             Analog Devices, Inc.                                          1,309             34,492
                                             Applied Materials, Inc.                                       5,981             90,492
                                             Broadcom Corp. Class A (a)                                    1,978             36,850
                                             Intel Corp.                                                  24,730            463,193
                                             KLA-Tencor Corp.                                                792             25,067
                                             LSI Corp. (a)                                                 2,863             15,346
                                             Linear Technology Corp.                                         935             28,667
                                             MEMC Electronic Materials, Inc. (a)                             984             27,808
                                             Microchip Technology, Inc.                                      846             24,898
                                             Micron Technology, Inc. (a)                                   3,200             12,960
                                             National Semiconductor Corp.                                    908             15,627
                                             Novellus Systems, Inc. (a)                                      443              8,701
                                             Nvidia Corp. (a)                                              2,499             26,764
                                             Teradyne, Inc. (a)                                              800              6,248
                                             Texas Instruments, Inc.                                       5,748            123,582
                                             Xilinx, Inc.                                                  1,258             29,500
                                                                                                                     ---------------
                                                                                                                          1,012,681
------------------------------------------------------------------------------------------------------------------------------------
Software - 3.6%                              Adobe Systems, Inc. (a)                                       2,358             93,070
                                             Autodesk, Inc. (a)                                              967             32,443
                                             BMC Software, Inc. (a)                                          865             24,765
                                             CA, Inc.                                                      1,700             33,932
                                             Citrix Systems, Inc. (a)                                        820             20,713
                                             Compuware Corp. (a)                                           1,201             11,638
                                             Electronic Arts, Inc. (a)                                     1,411             52,193
                                             Intuit, Inc. (a)                                              1,451             45,866
                                             Microsoft Corp.                                              34,538            921,819
                                             Novell, Inc. (a)                                              1,500              7,710

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Shares
Industry                                     Common Stocks                                                Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                             Oracle Corp. (a)                                             17,237          $ 350,083
                                             Salesforce.com, Inc. (a)                                        471             22,796
                                             Symantec Corp. (a)                                            3,743             73,288
                                                                                                                     ---------------
                                                                                                                          1,690,316
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.6%                      Abercrombie & Fitch Co. Class A                                 366             14,439
                                             AutoNation, Inc. (a)                                            531              5,968
                                             AutoZone, Inc. (a)                                              193             23,805
                                             Bed Bath & Beyond, Inc. (a)                                   1,152             36,184
                                             Best Buy Co., Inc.                                            1,491             55,912
                                             GameStop Corp. Class A (a)                                      711             24,323
                                             The Gap, Inc.                                                 2,042             36,307
                                             Home Depot, Inc.                                              7,471            193,424
                                             Limited Brands, Inc.                                          1,295             22,429
                                             Lowe's Cos., Inc.                                             6,409            151,829
                                             Office Depot, Inc. (a)                                        1,200              6,984
                                             RadioShack Corp.                                                600             10,368
                                             The Sherwin-Williams Co.                                        418             23,893
                                             Staples, Inc.                                                 3,150             70,875
                                             TJX Cos., Inc.                                                1,877             57,286
                                             Tiffany & Co.                                                   560             19,891
                                                                                                                     ---------------
                                                                                                                            753,917
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                          Coach, Inc. (a)                                               1,473             36,884
Luxury Goods - 0.5%                          Jones Apparel Group, Inc.                                       400              7,404
                                             Liz Claiborne, Inc.                                             400              6,572
                                             Nike, Inc. Class B                                            1,707            114,198
                                             Polo Ralph Lauren Corp.                                         262             17,460
                                             VF Corp.                                                        368             28,450
                                                                                                                     ---------------
                                                                                                                            210,968
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%            Hudson City Bancorp, Inc.                                     2,300             42,435
                                             MGIC Investment Corp.                                           491              3,452
                                             Sovereign Bancorp, Inc.                                       2,304              9,101
                                                                                                                     ---------------
                                                                                                                             54,988
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%                               Altria Group, Inc.                                            9,123            181,000
                                             Lorillard, Inc.                                                 782             55,639
                                             Philip Morris International, Inc.                             9,067            436,123
                                             Reynolds American, Inc.                                         772             37,535
                                             UST, Inc.                                                       667             44,382
                                                                                                                     ---------------
                                                                                                                            754,679
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                          Fastenal Co.                                                    587             28,992
Distributors - 0.1%                          W.W. Grainger, Inc.                                             271             23,569
                                                                                                                     ---------------
                                                                                                                             52,561
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   American Tower Corp. Class A (a)                              1,751             62,983
Services - 0.3%                              Sprint Nextel Corp.                                          12,437             75,866
                                                                                                                     ---------------
                                                                                                                            138,849
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks
                                             (Cost - $42,831,902) - 95.9%                                                44,806,985
------------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Face
                                      Short-Term Securities                                          Amount             Value
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 11.7%                 State Street Bank & Trust Co., 1%, 10/01/08                    $ 5,447,058        $ 5,447,058
------------------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities
                                      (Cost - $5,447,058) - 11.7%                                                         5,447,058
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of
                                      Options Purchased                                              Contracts
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                S&P 500 Index, expiring November 2008 at USD 1,502.17,              46,186                416
                                      Deutsche Bank AG
                                      S&P 500 Index, expiring November 2008 at USD 1,502.17,
                                      HSBC Securities                                                     33,285                700
------------------------------------------------------------------------------------------------------------------------------------
                                      Total Options Purchased
                                      (Premiums Paid - $12,086,639) - 0.0%                                                    1,116
------------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments Before Options Written
                                      (Cost - $60,365,599*) - 107.6%                                                     50,255,159
------------------------------------------------------------------------------------------------------------------------------------
                                      Options Written
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written                  S&P 500 Index, expiring November 2008 at USD 1,592.60,              69,279             (1,041)
                                      Deutsche Bank AG
                                      S&P 500 Index, expiring November 2008 at USD 1,592.30,
                                      HSBC Securities                                                     49,928               (750)
------------------------------------------------------------------------------------------------------------------------------------
                                      Total Options Written
                                      (Premiums Received - $12,086,639) - (0.0)%                                             (1,791)
------------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments, Net of Options Written
                                      (Cost - $48,278,960)  - 107.6%                                                     50,253,368
                                      Liabilities in Excess of Other Assets - (7.6)%                                     (3,534,046)
                                                                                                                     ---------------
                                      Net Assets - 100.0%                                                              $ 46,719,322
                                                                                                                     ===============

          * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:
             Aggregate cost                          $          60,371,670
                                                     =====================
             Gross unrealized appreciation           $           9,155,042
             Gross unrealized depreciation                     (19,271,553)
                                                     ---------------------
             Net unrealized depreciation             $         (10,116,511)
                                                     =====================
        (a)  Non-income producing security.
        (b)  Depositary receipts.
        (c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

             -----------------------------------------------------------------------------------------------------------------------
                                               Purchase                                  Realized                   Dividend
             Affiliate                           Cost               Sales Cost             Gain                      Income
             -----------------------------------------------------------------------------------------------------------------------
             Merrill Lynch & Co., Inc.         $ 105,929            $ 66,261             $ (38,937)                 $ 5,762
             -----------------------------------------------------------------------------------------------------------------------

        (d) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

          o Financial futures contracts purchased as of September 30, 2008 were as follows:

             -----------------------------------------------------------------------------------------------------------------------
             Number of                                                                                              Appreciation
             Contracts            Issue                                             Face Value                      (Depreciation)
             -----------------------------------------------------------------------------------------------------------------------
                  33            S&P 500 Index           December 2008               $2,001,363                      $(75,153)
             -----------------------------------------------------------------------------------------------------------------------

          o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     o Level 1 - price quotations in active markets/exchanges for identical securities

     o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
Valuation              Investments in                      Other Financial
  Inputs                 Securities                          Instruments*
--------------------------------------------------------------------------------
Level 1                  $ 50,254,043                        $ (75,153)
Level 2                             -                             (675)
Level 3                             -                                -
--------------------------------------------------------------------------------
Total                      50,254,043                          (75,828)
================================================================================

* Other financial instruments are futures and options.

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          S&P 500(R) GEARED(SM) Fund Inc.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of S&P 500(R) GEARED(SM) Fund Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of S&P 500(R) GEARED(SM) Fund Inc.

          Date: November 24, 2008

          By:    /s/ James E. Hillman
                 ---------------------------
                 James E. Hillman
                 Chief Financial Officer (principal financial officer) of S&P 500(R) GEARED(SM) Fund Inc.

          Date: November 24, 2008